LEASES - Summary of Movement in Right of use Assets and Lease Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	£ 1,385	£ 1,382
Additions	199	358
Disposals	(46)	(103)
Depreciation of right-of-use assets	(201)	(213)	£ (257)
Impairment charges included within restructuring costs	(28)	(1)	(129)
Exchange adjustments	8	(38)
Ending balance, right-of-use assets	1,317	1,385	1,382
Lease liabilities, beginning balance	2,020	2,154
Additions	192	307
Interest expense related to lease liabilities	98	98	106
Disposals	(59)	(126)
Repayment of lease liabilities (including interest)	(337)	(377)
Exchange adjustments	(18)	(36)
Lease liabilities, ending balance	1,896	2,020	2,154
Land and buildings
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	1,328	1,309
Additions	187	334
Disposals	(42)	(82)
Depreciation of right-of-use assets	(186)	(197)	(236)
Impairment charges included within restructuring costs	(28)	(1)
Exchange adjustments	5	(35)
Ending balance, right-of-use assets	1,264	1,328	1,309
Lease liabilities, beginning balance	1,967	2,078
Additions	180	291
Interest expense related to lease liabilities	96	95
Disposals	(56)	(105)
Repayment of lease liabilities (including interest)	(321)	(359)
Exchange adjustments	(21)	(33)
Lease liabilities, ending balance	1,845	1,967	2,078
Plant and machinery
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	57	73
Additions	12	24
Disposals	(4)	(21)
Depreciation of right-of-use assets	(15)	(16)	(21)
Impairment charges included within restructuring costs	0	0
Exchange adjustments	3	(3)
Ending balance, right-of-use assets	53	57	73
Lease liabilities, beginning balance	53	76
Additions	12	16
Interest expense related to lease liabilities	2	3
Disposals	(3)	(21)
Repayment of lease liabilities (including interest)	(16)	(18)
Exchange adjustments	3	(3)
Lease liabilities, ending balance	£ 51	£ 53	£ 76